Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Reconciliation of Changes in Carrying Amounts of Intangible Assets Not Subject to Amortization, Which Represents Trademarks (Details) - USD ($)
$ in Millions
	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Indefinite-lived Intangible Assets [Roll Forward]
Beginning Balance	$ 1,167	$ 1,169
Foreign currency translation adjustment	13	(2)
Ending Balance	1,180	1,167
NAA Segment
Indefinite-lived Intangible Assets [Roll Forward]
Beginning Balance	927	927
Foreign currency translation adjustment		0
Ending Balance	927	927
EA Segment
Indefinite-lived Intangible Assets [Roll Forward]
Beginning Balance	240	242
Foreign currency translation adjustment	13	(2)
Ending Balance	$ 253	$ 240